GOODWILL	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
GOODWILL

7. GOODWILL

Acquisition of Axxum Technologies, LLC.

On November 22, 2017, the Company entered into a share transfer agreement with Axxum and the two prior members of Axxum to purchase 100% of the members’ equity interest in the Axxum in exchange for $6,500,000 in cash and $500,000 in two subordinated convertible promissory notes for $250,000 each, payable to the two members of Axxum. Accordingly, Axxum became a wholly-owned subsidiary of the Company. The Company assessed the carrying value of Axxum’s assets and liabilities at the date of acquisition and determined that the carrying value of those accounts approximated fair value. The difference between the purchase price paid for the acquisition of Axxum and the net asset value derived from the assets and liabilities of Axxum at the date of acquisition has been recognized as goodwill. Accordingly, the purchase costs of $6,500,000 in cash, $500,000 in promissory notes, and $140,005 in capitalized transaction costs, less a working capital adjustment of $573,150 recoverable from sellers resulted in a total purchase cost of $6,566,855. The net asset value of Axxum at the date of acquisition was $1,413,589. Accordingly, the Company recognized $5,153,266 in goodwill related to the acquisition of Axxum.

Acquisition of Cloudburst Security, LLC.

On April 3, 2019, the Company entered into a membership interest purchase agreement with Cloudburst and its two equity holders to purchase 100% of the issued and outstanding units in exchange for $500,000 in cash; $540,000 for a promissory note to one equity holder and $360,000 to the other; and 111,628 and 74,420 shares of the Company’s common stock to the two equity holders, respectively, on a post-split basis. Accordingly, Cloudburst became a wholly owned subsidiary of the Company. The Company assessed the carrying value of Cloudburst’s assets and liabilities at the date of acquisition and determined that the carrying value of those accounts approximated fair value; the difference between the purchase price paid for the acquisition of Cloudburst and the net asset value derived from the assets and liabilities of Cloudburst at the date of acquisition has been recognized as goodwill. The purchase costs of $500,000 in cash, $900,000 in promissory notes, $300,000 in common stock consideration consisting of 186,048 shares of the Company’s common stock, $1,400,000 in contingent earnout, and $62,305 in capitalized transaction costs, resulted in a total purchase cost of $3,162,305. The net asset value of Cloudburst at the date of acquisition was $323,267. Accordingly, the Company recognized $2,839,038 in goodwill related to the acquisition of Cloudburst. On April 20, 2022, the holders of the (i) $900,000 promissory notes and (ii) 186,048 shares of the Company’s common stock tendered them to the Company for cancellation.

Relevant factors considered in management’s assessment of the carrying value of goodwill for both business combinations in accordance to the fair value hierarchy under the category of Level 3 are as follows: estimation of the growth rate of future incoming and outgoing cash flows, certain elements that comprise the appropriate weighted average cost of capital, such as the equity of potential market participants for comparability analysis, and the Company’s sensitivity to outside factors that would lead to variation in the aforementioned cash flows and weighted average cost of capital.

The Company’s management reviewed the performance of Cloudburst and its manager during the year ended December 31, 2020 and determined that Cloudburst had not met the performance targets set forth at the time of acquisition. As a result, the manager of Cloudburst was dismissed. Management of the Company performed a quantitative analysis of the carrying value of the subsidiary and its related goodwill by preparing a future discounted cash flow analysis, which included variables such as expectations on future cash flows, calculation of the cost of capital, and the probability of capturing certain contracts under the framework of Cloudburst being a federal government approved service provider, and determined that the fair value as of December 31, 2020 was lower than the carrying value that was previously established at the point of acquisition; accordingly, during the year ended December 31, 2020, the Company determined that the contingent earnout should be de-recognized, and written off in its entirety in the amount of $1,400,000 to the Company’s result of operations, and, as a result of the above assessment, the Company recognized an impairment of goodwill in the amount of $1,400,000 that was also recognized to the Company’s results of operations. The Company’s ending goodwill related to the acquisition of Cloudburst after recognizing impairment was $1,439,038.

SLG Innovation Inc. Master Service Agreement

The Company initiated discussions to acquire SLG in late 2020, advancing an initial non-refundable deposit of $1.4 million for loans, capitalized transaction costs, and accounts receivable. By December 31, 2024, this deposit had increased to $2.0 million. On May 13, 2021, the Company entered into an agreement to acquire substantially all of SLG’s assets and certain liabilities, later amended to focus on specific sales contracts. A unidirectional letter of intent (LOI) was executed on April 29, 2023, binding SLG to the transaction while allowing the Company the option to proceed. The LOI contemplated a structure involving the $2.0 million receivable, $2.1 million in SLG payables to RCR Technology Corporation, and 33,212 shares of the Company’s capital stock.

On March 31, 2025, the Company finalized the MSA and Burns Release Agreement for SLG. The total purchase consideration included the $2.0 million prepaid deposit, 33,609 shares of common stock (par value $0.0001), 51 shares of Series E Convertible Preferred Stock (stated value $10,000 per share and, conversion price of $1.00) and $10,814,147 of accounts receivable owed to Cycurion by SLG. Additionally, the Company issued 16,667 shares of common stock to assume SLG’s share-based payment obligations.

The transaction was accounted for as a business combination under ASC 805. As of the transaction date, the fair value of assets acquired totaled $3.1 million, excluding cash of $34,983 that was netted against cash consideration paid. Liabilities assumed amounted to $10.6 million, including accounts payable, accrued liabilities, payroll liabilities and loans. After recognizing a non-controlling interest of $3.5 million, the net assets acquired were a net liability of $7.6 million. The total consideration transferred exceeded the net assets acquired, resulting in the recognition of goodwill amounting to $14.6 million. This goodwill reflects the strategic value of SLG’s operations, expected synergies, and future growth potential.

Secuvant, LLC.

On June 3, 2026, the Company acquired 100% of Secuvant through a merger transaction pursuant to a Merger Agreement dated May 21, 2026, whereby Cycurion Merger Sub, LLC merged with and into Secuvant, with Secuvant surviving as a wholly owned subsidiary of the Company. The total purchase consideration included cash of $875,000 and 888,888 shares of Series I convertible preferred stock, valued at $2.0 million at fair value on the acquisition date.

The transaction was accounted for as a business combination under ASC 805. As of the transaction date, the preliminary fair value of assets acquired totaled $47,353, excluding cash of $558,014 that was netted against cash consideration paid. Liabilities assumed amounted to $1.0 million, including accounts payable, deferred revenue, loans payable and contingent liability related to earn-out provisions of the transaction. The net assets acquired were negative $0.9 million. The total consideration transferred exceeded the net assets acquired, resulting in the recognition of goodwill amounting to $6,378,948. This goodwill reflects the strategic value of Secuvant’s operations, expected synergies, and future growth potential.

The company recorded preliminary goodwill and intangibles of approximately $6.4 million related to the Secuvant acquisition, which is subject to adjustments through June 30, 2027 as the company engages outside valuation consultants to value the stand-alone intangibles acquired.

Table 7: Details of Goodwill and Intangibles

	June 30, 2026	December 31, 2025
Axxum	$5,153,266	$5,153,266
Cloudburst	1,439,038	1,439,038
SLG	14,646,146	14,250,204
Secuvant (1)	6,378,948	—
Goodwill and intangibles	$27,617,398	$20,842,508

(1)	Goodwill related to Secuvant is preliminary and currently includes intangible assets. The company is engaging valuation service consultants and anticipates being able to determine the stand-alone value of separately identifiable intangible assets related to this acquisition.

9.	GOODWILL

Acquisition of Axxum Technologies, LLC.

On November 22, 2017, the Company entered into a share transfer agreement with Axxum and the two prior members of Axxum to purchase 100% of the members’ equity interest in the Company in exchange for $6,500,000 in cash and $500,000 in two subordinated convertible promissory notes for $250,000 each, payable to the two members of Axxum. Accordingly, Axxum became a wholly owned subsidiary of the Company. The Company assessed the carrying value of Axxum’s assets and liabilities at the date of acquisition and determined that the carrying value of those accounts approximated fair value. The difference between the purchase price paid for the acquisition of Axxum and the net asset value derived from the assets and liabilities of Axxum at the date of acquisition has been recognized as goodwill. Accordingly, the purchase costs of $6,500,000 in cash, $500,000 in promissory notes, and $140,005 in capitalized transaction costs, less $573,150 in adjustment in working capital that is recoverable from sellers resulted in a total purchase cost of $6,566,855. The net asset value of Axxum at the date of acquisition was $1,413,589. Accordingly, the Company recognized $5,153,266 in goodwill related to the acquisition of Axxum.

Acquisition of Cloudburst Security, LLC.

On April 3, 2019, the Company entered into a membership interest purchase agreement with Cloudburst and its two equity holders to purchase 100% of the issued and outstanding units in exchange for $500,000 in cash; $540,000 for a promissory note to one equity holder and $360,000 to the other; and 111,628 and 74,420 shares of the Company’s Common Stock to the two equity holders, respectively, on a post-split basis. Accordingly, Cloudburst became a wholly owned subsidiary of the Company. The Company assessed the carrying value of Cloudburst’s assets and liabilities at the date of acquisition and determined that the carrying value of those accounts approximated fair value; the difference between the purchase price paid for the acquisition of Cloudburst and the net asset value derived from the assets and liabilities of Cloudburst at the date of acquisition has been recognized as goodwill. The purchase costs of $500,000 in cash, $900,000 in promissory notes, $300,000 in 186,048 shares of the Company’s Common Stock, $1,400,000 in contingent earnout, $62,305 in capitalized transaction costs, resulted in a total purchase cost of $3,162,305. The net asset value of Cloudburst at the date of acquisition was $323,267. Accordingly, the Company recognized $2,839,038 in goodwill related to the acquisition of Cloudburst. On April 20, 2022, the holders of the (i) $900,000 promissory notes and (ii) 186,048 shares of the Company’s Common Stock tendered them to the Company for cancellation.

Relevant factors to the Company’s assessment of the carrying value of goodwill for both business combinations in accordance to the fair value hierarchy under the category of level 3 are as follows: estimation of the growth rate of future incoming and outgoing cash flows, certain elements that comprise the appropriate weighted average cost of capital, such as the equity of potential market participants for comparability analysis, and the Company’s sensitivity to outside factors that would lead to variation in the aforementioned cash flows and weighted average cost of capital.

The Company’s management reviewed the performance of Cloudburst and its manager during the year ended December 31, 2020 and determined that Cloudburst had not met the performance targets set forth at the time of acquisition. As a result, the manager of Cloudburst was dismissed. Management of the Company performed a quantitative analysis of the carrying value of the subsidiary and its related goodwill by preparing a future discounted cash flow analysis, which included variables such as expectations on future cash flows, calculation of the cost of capital, and the probability of capturing certain contracts under the framework of Cloudburst being a federal government approved service provider, and determined that the fair value as of December 31, 2020 was lower than the carrying value that was previously established at the point of acquisition; accordingly, during the year ended December 31, 2020, the Company determined that the contingent earnout should be de-recognized, and written off in its entirety in the amount of $1,400,000 to the Company’s result of operations, and, as a result of the above assessment, the Company recognized an impairment of goodwill in the amount of $1,400,000 that was also recognized to the Company’s results of operations. The Company’s ending goodwill related to the acquisition of Cloudburst after recognizing impairment was $1,439,038.

SLG Innovation Inc. Master Service Agreement

The Company initiated discussions to acquire SLG in late 2020, advancing an initial non-refundable deposit of $1.4 million for loans, capitalized transaction costs, and accounts receivable. By December 31, 2024, this deposit had increased to $2.0 million. On May 13, 2021, the Company entered into an agreement to acquire substantially all of SLG’s assets and certain liabilities, later amended to focus on specific sales contracts. A unidirectional letter of intent (LOI) was executed on April 29, 2023, binding SLG to the transaction while allowing the Company the option to proceed. The LOI contemplated a structure involving the $2.0 million receivable, $2.1 million in SLG payables to RCR Technology Corporation, and 33,212 shares of the Company’s capital stock.

On March 31, 2025, the Company finalized the MSA and Burns Release Agreement for SLG. The total purchase consideration included the $2.0 million prepaid deposit, 33,609 shares of Common Stock (par value $0.0001), 51 shares of Series E Convertible Preferred Stock (face value $10,000 each, conversion price $1.00) and $10,814,147 of accounts receivable in Cycurion owing from SLG. Additionally, the Company issued 16,667 shares of Common Stock to assume SLG’s share-based payment obligations.

The transaction was accounted for as a business combination under ASC 805. As of the transaction date, the fair value of assets acquired totaled $3.1 million, excluding cash of $34,983 that was netted against cash consideration paid. Liabilities assumed amounted to $10.2 million, including accounts payable, accrued liabilities, payroll liabilities, and loans. After recognizing a non-controlling interest of $3.5 million, the net assets acquired were negative $7.1 million. The total consideration transferred exceeded the net assets acquired, resulting in the recognition of goodwill amounting to $14.3 million. This goodwill reflects the strategic value of SLG’s operations, expected synergies, and future growth potential.

Table 9: Details of Goodwill
	As of December 31,
	2025	2024
Axxum	$5,153,266	$5,153,266
Cloudburst	1,439,038	1,439,038
SLG	14,250,204	-
Goodwill	$20,842,508	$6,592,304